Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 8,480	$ 9,929
Share-based payments	14,692	14,276
Key management personnel compensation	$ 23,172	$ 24,205